Voya MidCap Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.3%
		Communication Services: 2.6%
74,638	(1)	Pinterest, Inc.	$ 1,996,567	0.2
46,147	(1)	Take-Two Interactive Software, Inc.	7,475,814	0.8
261,142	(1)	ZoomInfo Technologies, Inc.	14,281,856	1.6
			23,754,237	2.6

		Consumer Discretionary: 16.8%
17,779	(1)	Chipotle Mexican Grill, Inc.	27,083,640	2.9
84,931		Darden Restaurants, Inc.	12,333,680	1.3
56,958	(1)	Etsy, Inc.	8,822,224	1.0
127,596	(1)	Expedia Group, Inc.	25,022,851	2.7
120,503	(1)	Floor & Decor Holdings, Inc.	11,522,497	1.2
247,964		LKQ Corp.	11,641,910	1.3
66,844	(1)	Lululemon Athletica, Inc.	21,386,069	2.3
21,011	(1)	O'Reilly Automotive, Inc.	13,641,182	1.5
153,562		Ross Stores, Inc.	14,034,031	1.5
124,458	(1)	Royal Caribbean Cruises Ltd.	10,046,250	1.1
			155,534,334	16.8

		Consumer Staples: 2.2%
163,606	(1)	Celsius Holdings, Inc.	10,452,788	1.1
46,381		Constellation Brands, Inc.	10,000,671	1.1
			20,453,459	2.2

		Energy: 2.5%
166,270		Diamondback Energy, Inc.	22,961,887	2.5

		Financials: 3.5%
66,457		LPL Financial Holdings, Inc.	12,025,394	1.3
41,210		MSCI, Inc. - Class A	20,674,645	2.2
			32,700,039	3.5

		Health Care: 16.4%
173,573		Agilent Technologies, Inc.	22,626,976	2.4
32,314		Bio-Techne Corp.	13,552,815	1.5
39,416	(1)	Charles River Laboratories International, Inc.	11,476,363	1.2
79,095		Conmed Corp.	11,560,525	1.3
61,497	(1)	DexCom, Inc.	25,454,223	2.8
173,927	(1)	Horizon Therapeutics Plc	15,856,925	1.7
61,150	(1),(2)	Novocure Ltd.	5,005,739	0.5
293,462	(1)	Progyny, Inc.	11,550,664	1.2
96,268	(1)	Seagen, Inc.	12,406,057	1.3
123,514	(1)	Tandem Diabetes Care, Inc.	13,911,382	1.5
53,366	(1)	United Therapeutics Corp.	8,869,429	1.0
			152,271,098	16.4

		Industrials: 14.3%
150,994		Ametek, Inc.	19,597,511	2.1
73,269		Hubbell, Inc.	13,060,199	1.4
46,728		IDEX Corp.	8,967,103	1.0
93,560	(1),(2)	Plug Power, Inc.	2,366,133	0.3
269,751		Quanta Services, Inc.	29,386,674	3.2
28,482		Roper Technologies, Inc.	12,766,202	1.4
31,242	(1)	TransDigm Group, Inc.	20,825,605	2.2
204,372		Waste Connections, Inc.	25,237,898	2.7
			132,207,325	14.3

		Information Technology: 35.0%
91,184	(1)	Avalara, Inc.	9,474,929	1.0
93,428	(1)	Bill.com Holdings, Inc.	22,224,653	2.4
189,754	(1)	Cadence Design Systems, Inc.	28,734,448	3.1
94,333		CDW Corp.	16,268,669	1.8
132,528	(1)	Datadog, Inc.	21,351,586	2.3
59,170	(1)	DocuSign, Inc.	7,007,503	0.8
289,481	(1)	Dynatrace, Inc.	12,858,746	1.4
154,807		Entegris, Inc.	20,199,217	2.2
76,299	(1)	Gartner, Inc.	21,395,766	2.3
36,305	(1)	HubSpot, Inc.	19,060,125	2.1
102,114	(1)	Keysight Technologies, Inc.	16,069,680	1.7
316,792		Marvell Technology, Inc.	21,646,397	2.3
37,315		Monolithic Power Systems, Inc.	17,116,391	1.9
41,075		Motorola Solutions, Inc.	9,054,162	1.0
62,475	(1)	Palo Alto Networks, Inc.	37,125,769	4.0
83,830	(1)	Paylocity Holding Corp.	17,808,845	1.9
32,322	(1)	Zebra Technologies Corp.	13,359,976	1.4
54,939	(1)	Zscaler, Inc.	13,138,662	1.4
			323,895,524	35.0

		Materials: 2.1%
55,920		Avery Dennison Corp.	9,853,104	1.0
80,706		Crown Holdings, Inc.	9,900,205	1.1
			19,753,309	2.1

		Real Estate: 1.9%
134,616		Equity Lifestyle Properties, Inc.	10,045,046	1.1
25,213		SBA Communications Corp.	7,649,372	0.8
			17,694,418	1.9

	Total Common Stock
	(Cost $813,618,991)		901,225,630	97.3

Voya MidCap Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2022 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.4%
	Repurchase Agreements: 0.0%
278,370	(3) Citigroup, Inc., Repurchase Agreement dated 02/28/22, 0.05%, due 03/01/22 (Repurchase Amount $278,370, collateralized by various U.S. Government Securities, 0.000%-2.875%, Market Value plus accrued interest $283,937, due 03/03/22-02/15/52)
	(Cost $278,370)	$278,370	0.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.4%
21,830,000	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%
	(Cost $21,830,000)	21,830,000	2.4

	Total Short-Term Investments
	(Cost $22,108,370)	22,108,370	2.4

	Total Investments in Securities (Cost $835,727,361)	$923,334,000	99.7
	Assets in Excess of Other Liabilities	3,113,145	0.3
	Net Assets	$926,447,145	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of February 28, 2022.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2022
Asset Table
Investments, at fair value
Common Stock*	$901,225,630	$–	$–	$901,225,630
Short-Term Investments	21,830,000	278,370	–	22,108,370
Total Investments, at fair value	$923,055,630	$278,370	$–	$923,334,000

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Voya MidCap Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2022 (Unaudited) (Continued)

At February 28, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $840,452,713.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$137,219,296
Gross Unrealized Depreciation	(54,338,009)

Net Unrealized Appreciation	$82,881,287